Sale Leaseback (Tables)	12 Months Ended
Dec. 31, 2018
Sale Leaseback [Abstract]
Schedule of minimum payments for lease

The lease was fully repaid in June 2018 prior to its maturity:

Total lease payment	$3,804,106
Less: imputed interest and principal	(3,804,106)
Total current portion of sale leaseback obligation as of December 31, 2018	$-

The minimum payments for the remaining lease term of 17 months from December 31, 2018 to May 18, 2020 are as follows:

Total lease payment	$2,750,504
Less: imputed interest and principal	(1,452,961)
Total sale leaseback obligation as of December 31, 2018	1,297,543
Less: current portion of sale leaseback obligation	(915,912)
Long term payable - sale leaseback as of December 31, 2018	$381,631

The minimum payments for the remaining lease term of 26 months from December 31, 2018 to February 18, 2021 are as follows:

Total lease payment	$5,784,874
Less: imputed interest and principal	(1,598,991)
Total sale leaseback obligation as of December 31, 2018	4,185,883
Less: current portion of sale leaseback obligation	(1,931,947)
Long term payable - sale leaseback as of December 31, 2018	$2,253,936

Schedule of future obligations for payments of sale leaseback

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended December 31, 2018
2019	$915,912
2020	381,631
Total	$1,297,543

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended December 31,
2019	$1,931,946
2020	1,931,946
2021	321,991
Total	$4,185,883